                         AIM INTERNATIONAL MUTUAL FUNDS

                       AIM INTERNATIONAL CORE EQUITY FUND

                        Supplement dated August 1, 2006
     to the Statement of Additional Information dated February 28, 2006, as supplemented March 31, 2006, March 31, 2006(B) and June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix D in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER
   POSITION(S) HELD WITH THE       AND/OR                                                             TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                 BY TRUSTEE
                                   SINCE
-------------------------------   -------    ---------------------------------------------------     ---------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1991     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                             -- AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC -- Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006     Director, Chief Executive Officer and President,        None"
President and Principal                      A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                            Inc., AIM Funds Management Inc. and 1371 Preferred
                                             Inc.; Director and President, A I M Advisors, Inc.,
                                             INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                             Director, A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Director and Chairman, AIM
                                             Investment Services, Inc., Fund Management Company
                                             and INVESCO Distributors, Inc.; Director, President
                                             and Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                             Canada Holdings Inc.; Director and Chief Executive
                                             Officer, AIM Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                         AIM INTERNATIONAL MUTUAL FUNDS

                                RETAIL CLASSES OF

                        AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

                         Supplement dated August 1, 2006
      to the Statement of Additional Information dated February 28, 2006, as supplemented March 31, 2006 and June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER
   POSITION(S) HELD WITH THE       AND/OR                                                             TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                  BY TRUSTEE
                                   SINCE
------------------------------    -------    ----------------------------------------------------    ---------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1991     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP
                                             PLC -- AIM Division (parent of AIM and a global
                                             investment management firm); and Trustee and Vice
                                             Chair of The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered investment
                                             advisor); Director and Chairman, A I M Capital
                                             Management, Inc. (registered investment advisor),
                                             A I M Distributors, Inc. (registered broker dealer),
                                             AIM Investment Services, Inc. (registered transfer
                                             agent), and Fund Management Company (registered broker
                                             dealer); Chief Executive Officer, AMVESCAP PLC --
                                             Managed Products; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered
                                             Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006     Director, Chief Executive Officer and President,        None"
President and Principal                      A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                            Inc., AIM Funds Management Inc. and 1371 Preferred
                                             Inc.; Director and President, A I M Advisors, Inc.,
                                             INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                             Director, A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Director and Chairman, AIM
                                             Investment Services, Inc., Fund Management Company and
                                             INVESCO Distributors, Inc.; Director, President and
                                             Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM Canada
                                             Holdings Inc.; Director and Chief Executive Officer,
                                             AIM Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                         AIM INTERNATIONAL MUTUAL FUNDS

                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

                         Supplement dated August 1, 2006
      to the Statement of Additional Information dated February 28, 2006, as supplemented March 31, 2006 and March 31, 2006(B)

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER
   POSITION(S) HELD WITH THE       AND/OR                                                             TRUSTEESHIP(S) HELD
             TRUST                OFFICER                                                                 BY TRUSTEE
                                   SINCE
------------------------------    -------    ----------------------------------------------------    ---------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1991     Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC --
                                             AIM Division (parent of AIM and a global investment
                                             management firm); and Trustee and Vice Chair of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC -- Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006     Director, Chief Executive Officer and President,        None"
President and Principal                      A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                            Inc., AIM Funds Management Inc. and 1371 Preferred
                                             Inc.; Director and President, A I M Advisors, Inc.,
                                             INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                             Director, A I M Capital Management, Inc. and A I M
                                             Distributors, Inc.; Director and Chairman, AIM
                                             Investment Services, Inc., Fund Management Company and
                                             INVESCO Distributors, Inc.; Director, President and
                                             Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                             Canada Holdings Inc.; Director and Chief Executive
                                             Officer, AIM Trimark Global Fund Inc. and AIM Trimark
                                             Canada Fund Inc.; and President and Principal Executive
                                             Officer of The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.; and Director, Trimark Trust

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                                       1